Manufacturing in collaboration with JAC (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024
Manufacturing in collaboration with JAC
Total consideration of asset transfer agreement	¥ 3,600,000
Collaborative Arrangement | Vehicle sales
Manufacturing in collaboration with JAC
Aggregate fees under collaboration agreement		¥ 0	¥ 166,475